Share capital	12 Months Ended
Dec. 31, 2021
Share capital.
Share capital

13.            Share capital

Authorized share capital

Unlimited number of common shares without par value.

At December 31, 2021, the Company had 117,338,964 issued and outstanding common shares (December 31, 2020 – 89,309,563).

On December 21, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares of the Company having an aggregate offering price of up to $100,000,000 through the Agents (the “Sales Agreement”). On February 8, 2021, the Company contracted with the Agents to sell additional common shares having an aggregate offering price of up to $100,000,000 through the Agents (the “December Sales Agreement”). On September 30, 2021, the Company contracted with the Agents to sell additional common shares having an aggregate offering price of up to $200,000,000 through the Agents (the “September Sales Agreement”).

In accordance with the terms of each of the Sales Agreement, the December Sales Agreement and the September Sales Agreement, the Company may offer and sell common shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The common shares may be offered and sold by any method permitted by law deemed to be an “at the market” offering (the “ATM Offering”) as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through the Nasdaq Capital Market on any other existing trading market for the common shares, and, if expressly authorized by the Company, in negotiated transactions.

From January 4 to January 8, 2021, the Company issued 6,741,420 common shares for the ATM Offering under the December Sales Agreement for gross proceeds of $46,558,988. Share issue costs related to the ATM Offering were $1,258,122.

From February 9 to March 12, 2021, the Company issued 13,624,075 common shares for the ATM Offering under the February Sales Agreement for gross proceeds of $99,999,996. Share issue costs related to the ATM Offering were $2,702,209.

From November 2 to November 15, 2021, the Company issued 814,000 shares for the ATM Offering under the September Sales Agreement for gross proceeds of $3,274,545. Share issue costs related to the ATM Offering were $88,429.

During the year ended December 31, 2021, the Company issued 4,269,414 shares for warrants exercised by investors for proceeds of $24,759,643 (2020 – 5,242,389 shares for proceeds of $32,597,096).

During the year ended December 31, 2021, the Company issued 2,456,240 common shares for options exercised by investors for proceeds of $3,969,568 (2020 – 518,864 shares for proceeds of $950,971).

During the year ended December 31, 2021, the Company issued 118,497 common shares for RSUs exercised by officers and increased share capital by $397,060.

During the year ended December 31, 2021, the Company issued 5,755 common shares for DSUs exercised by a director and increased share capital by $19,625

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for year ended December 31, 2021 was based on the net loss attributable to common shareholders of $41,326,835 (2020 - $63,046,905; 2019 - $23,212,698) and the weighted average number of common shares outstanding of 111,720,726 (2020- 58,352,766; 2019 – 35,998,152). Fully diluted loss per share did not include the effect of 11,974,300 stock options (2020 – 13,008,364; 2019 – 12,908,315), 7,402,021 warrants (2020 – 15,070,883; 2019 – 20,603,396), 84,581 DSUs (2020 – 44,623; 2019 – nil) and 649,473 RSUs (2020 – 507,849; 2019 – nil) as the effect would be anti-dilutive.

Stock options

The Company adopted its 2020 Stock Incentive Plan on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company certain stock-based compensation awards, including non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such stock options may be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the Plan Administrator.

Stock options granted may vest based on terms and conditions set out in the stock option agreements themselves. On exercise, each stock option allows the holder to purchase common shares of the Company or to exchange common shares of the Company without cash payment and for the number of common shares calculated by a formula as set forth in the stock option agreement.

The changes in stock options during the years ended December 31, 2021 and 2020 are as follows:

	December 31, 2021		December 31, 2020
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	13,008,364	$2.14	12,908,315	$2.03
Options granted	3,217,378	3.94	1,790,000	3.47
Options exercised	(3,785,174)	1.58	(632,822)	1.83
Options forfeited/expired/cancelled	(466,268)	2.85	(1,057,129)	3.2
Options outstanding, ending	11,974,300	$2.73	13,008,364	$2.14

Details of stock options outstanding as at December 31, 2021 were as follows:

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.45	1,327,273	1,327,273
$0.80 CAD	0.95	334,091	334,091
$2.00 CAD	2.37	80,214	80,214
$1.91	4.93	2,405,000	2,068,890
$2.45	4.59	1,250,000	1,250,000
$2.53	4.61	75,000	75,000
$2.62	1.73	700,000	700,000
$3.01	8.42	1,500,000	—
$3.40	4.22	1,035,000	1,035,000
$3.41	5.56	1,115,000	683,548
$3.55	6.54	90,604	14,700
$3.56	6.87	400,989	109,949
$3.77	6.74	240,000	148,967
$4.15	9.15	800,000	436,458
$5.00	1.92	193,629	193,629
$7.23	6.03	210,000	100,636
$7.75	6.13	110,000	50,420
$9.60	3.02	107,500	107,500
		11,974,300	8,716,275

The weighted average grant date fair value of stock options granted during the year ended December 31, 2021 was $1.99 (2020- $1.58). The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year ended December 31, 2021	Year ended December 31, 2020
Expected life of options	4-5 years	3-5 years
Annualized volatility	61%-62.29%	62.29%
Risk-free interest rate	0.34% - 1.4%	0.29% - 0.42%
Dividend rate	—%	—%

During the year ended December 31, 2021, the Company recognized stock-based compensation expense of $4,389,344 (2020 - $5,559,181; 2019 - $5,147,573) for stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company for cash or to exchange one common share of the Company on a cashless basis in accordance with the formula set in the warrant agreement.

The changes in warrants during the years ended December 31, 2021 and 2020 are as follows:

	December 31, 2021		December 31, 2020
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	15,070,883	$4.01	20,603,396	$3.57
Warrants exercised	(4,270,005)	3.34	(5,387,200)	2.49
Warrants expired	(3,398,857)	4.66	(145,313)	1.49
Warrants outstanding, ending	7,402,021	$5.23	15,070,883	$4.01

At December 31, 2021, all warrants outstanding were exercisable. Details of warrants outstanding as at December 31, 2021 were as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.83 years	1,803,765
$2.00 USD - $24.00 USD	2.13 years	1,096,988
Transferable Warrants
$4.25 USD	1.60 years	4,501,268
Warrants outstanding, ending	1.49 years	7,402,021

DSUs

DSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its 2020 Stock Incentive Plan. Each DSU will issue one common share of the Company or settle by equivalent cash to the holders of the DSUs (Note 12).

The changes in DSUs during the year ended December 31, 2021 were as follows:

	December 31, 2021
		Weighted average
	Number of options	exercise price
DSUs outstanding, beginning	44,623	$3.41
DSUs granted	51,468	3.41
DSUs exercised	(11,510)	3.41
DSUs outstanding, ending	84,581	$3.41

Details of DSUs outstanding as at December 31, 2021 are as follows:

	Weighted	Number of
	average	DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.41	9.27	84,581	33,113

RSUs

RSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current 2020 Stock Incentive Plan which was ratified by Company shareholders on July 9, 2020. RSUs are accounted for as equity-settled share based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statements of loss and comprehensive loss over the vesting period.

The changes in RSUs during the year ended December 31, 2021 were as follows:

	December 31, 2021
		Weighted average
	Number of options	exercise price
RSUs outstanding, beginning	507,849	$3.44
RSUs granted	450,442	3.41
RSUs exercised	(169,283)	3.44
RSUs expired	(139,535)	3.44
RSUs outstanding, ending	649,473	$3.42

Details of RSUs outstanding as at December 31, 2021 were as follows:

	Weighted	Number of
Deemed value	average	RSUs	Number of RSUs
	contractual life	outstanding	exercisable
$3.42	9.37	649,473	—

During the year ended December 31, 2021, the Company recognized stock-based compensation expense of $735,539 (2020 - $548,538, 2019 - $nil) for RSUs granted during the period.